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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            5/16/2011
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       __________

Form 13F Information Table Entry Total:          33
Form 13F Information Table Value Total:   2,258,493
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________
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
          COLUMN 1             COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
---------------------------- ------------- --------- -------- ---------------- ---------- -------- ---------------------------
                                                                                                        VOTING AUTHORITY
                                TITLE OF              VALUE       SHARES OR    INVESTMENT  OTHER   ---------------------------
       NAME OF ISSUER            CLASS       CUSIP   (X$1000) PRINCIPAL AMOUNT DISCRETION MANAGERS    SOLE    SHARED   NONE
---------------------------- ------------- --------- -------- ---------------- ---------- -------- ---------- ------ ---------
COCA COLA CO                 COM           191216100  100,978    1,521,900 SH     SOLE              1,521,900
COMCAST CORP NEW             CL A          20030N101   49,724    2,011,500 SH     SOLE              2,011,500
COMCAST CORP NEW             CL A SPL      20030N200  147,589    6,356,100 SH     SOLE                               6,356,100
CYPRESS SEMICONDUCTOR CORP   COM           232806109   21,514    1,110,100 SH     SOLE              1,110,100
EBAY INC                     COM           278642103  105,691    3,405,000 SH     SOLE              3,405,000
ECHOSTAR CORP                CL A          278768106   69,833    1,845,000 SH     SOLE              1,845,000
EL PASO CORP                 COM           28336L109   45,090    2,505,000 SH     SOLE              2,505,000
FBR CAPITAL MARKETS CORP     COM           30247C301    6,761    1,888,490 SH     SOLE              1,888,490
FISERV INC                   COM           337738108   93,390    1,489,000 SH     SOLE              1,489,000
FLOWSERVE CORP               COM           34354P105   23,480      182,300 SH     SOLE                182,300
GOOGLE INC                   CL A          38259P508    7,621       13,000 SH     SOLE                 13,000
KRAFT FOODS INC              CL A          50075N104   16,528      527,049 SH     SOLE                527,049
LIBERTY MEDIA COR NEW        CAP COM SER A 53071M302  211,035    2,864,600 SH     SOLE              2,864,600
LIVE NATION ENTERTAINMENT IN COM           538034109    5,817      581,700 SH     SOLE                581,700
MAIDEN HOLDINGS LTD          SHS           G5753U112   38,751    5,173,700 SH     SOLE              5,173,700
MBIA INC                     COM           55262C100    2,926      291,400 SH     SOLE                291,400
PFIZER INC                   COM           717081103   15,943      785,000 SH     SOLE                785,000
PHI INC                      COM VTG       69336T106    5,759      254,279 SH     SOLE                254,279
PHI INC                      COM NON VTG   69336T205    4,535      205,000 SH     SOLE                               205,000
PHILIP MORRIS INTL INC       COM           718172109  161,430    2,459,700 SH     SOLE              2,459,700
SCHLUMBERGER LTD             COM           806857108    4,663       50,000 SH     SOLE                 50,000
SCORPIO TANKERS INC          SHS           Y7542C106   18,959    1,837,094 SH     SOLE              1,837,094
SEACOR HOLDINGS INC          COM           811904101   49,326      533,486 SH     SOLE                533,486
SOUTHERN UN CO NEW           COM           844030106  179,350    6,266,600 SH     SOLE              6,266,600
STARBUCKS CORP               COM           855244109   83,936    2,271,600 SH     SOLE              2,271,600
SUNPOWER CORP                COM CL B      867652307    1,667      100,000 SH     SOLE                100,000
TAKE-TWO INTERACTIVE SOFTWAR COM           874054109   65,439    4,257,600 SH     SOLE              4,257,600
TEKELEC                      COM           879101103   56,636    6,974,844 SH     SOLE              6,974,844
UTI WORLDWIDE INC            ORD           G87210103   32,797    1,620,400 SH     SOLE              1,620,400
VISA INC                     COM CL A      92826C839  144,295    1,960,000 SH     SOLE              1,960,000
WEBMD HEALTH CORP            COM           94770V102  149,400    2,796,700 SH     SOLE              2,796,700
WELLS FARGO & CO NEW         COM           949746101   12,501      394,356 SH     SOLE                394,356
WILLIAMS COS INC DEL         COM           969457100  325,129   10,427,500 SH     SOLE             10,427,500

                             ENTRY
VALUE TOTAL                  TOTAL
--------------------         -------
2,258,493                         33
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